Annual Total Returns - VIPFundsManagerFunds-InvestorComboPRO - VIPFundsManagerFunds-InvestorComboPRO - VIP FundsManager 20% Portfolio - VIP FundsManager 20% Portfolio - Investor Class	Apr. 29, 2023
Bar Chart Table:
Annual Return 2013	5.62%
Annual Return 2014	4.12%
Annual Return 2015	(0.03%)
Annual Return 2016	2.93%
Annual Return 2017	7.24%
Annual Return 2018	(1.67%)
Annual Return 2019	10.40%
Annual Return 2020	8.21%
Annual Return 2021	3.65%
Annual Return 2022	(9.60%)